UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended      June 30, 2011
                                                 ------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sageview Capital LP
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Address:          55 Railroad Ave.
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                  Greenwich, CT  06830
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Form 13F File Number:   028-12389
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barbara E. Parker
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Title:            Chief Financial Officer
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Phone:            (203) 625-4230
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Signature, Place, and Date of Signing:

      /s/ Barbara E. Parker       Greenwich, CT           August 15, 2011
----------------------------- ---------------------- -------------------------
         [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                            ------------

Form 13F Information Table Entry Total:          6
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Form 13F Information Table Value Total:       $210,638
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                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ARRIS GROUP INC         COM      04269Q100     44,689   3,849,200   SH          SOLE                      3,849,200

COVIDIEN PLC            SHS      G2554F113     35,472     666,400   SH          SOLE                        666,400

LIBERTY MEDIA CORP    INT COM
NEW                    SER A     53071M104     21,155   1,261,450   SH          SOLE                      1,261,450

LIFE TECHNOLOGIES
CORP                    COM      53217V109     62,910   1,208,182   SH          SOLE                      1,208,182

PETROHAWK ENERGY
CORP                    COM      716495106     23,494     952,349   SH          SOLE                        952,349

STATE BK FINL CORP      COM      856190103     22,918   1,400,000   SH          SOLE                      1,400,000


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